Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Wages and bonus	$ 25,169	$ 29,629
Dividends	32,871	32,451
Research and development payable	3,108	5,638
License fees and royalties	6,739	3,729
Professional fees	1,867	2,286
Equipment	1,264	1,844
Others	8,401	8,186
Accrued expenses and other current liabilities	$ 79,419	$ 83,763